Consolidated balance sheets € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Statement of financial position [abstract]
Cash and cash equivalents	SFr 924.3	SFr 494.6
Trade receivables	246.1	204.8
Inventories	419.2	356.5
Total other current financial assets	56.4	34.2
Other current operating assets	113.7	61.2
Current assets	1,759.7	1,151.3
Property, plant and equipment	127.2	93.6
Right-of-use assets	323.6	214.0
Intangible assets	58.3	64.6
Deferred tax assets	107.8	69.5
Non-current assets	617.0	441.7
Assets	2,376.7	1,593.0
Trade payables	166.5	65.1
Current lease liabilities	59.1	38.7
Other current financial liabilities	51.3	14.8
Other current operating liabilities	299.3	156.4
Current provisions	21.7	7.1
Income tax liabilities	62.5	23.5
Current liabilities	660.4	305.6
Employee benefit obligations	8.6	2.2
Non-current provisions	14.9	10.0
Non-current lease liabilities	288.5	190.3
Other non-current financial liabilities	1.7	0.0
Deferred tax liabilities	10.8	10.5
Non-current liabilities	324.5	212.9
Share capital	33.7	33.5
Treasury shares	(26.8)	(26.7)
Capital reserves	1,210.0	1,140.8
Other reserves	(4.0)	(9.8)
Retained earnings / (losses)	178.9	(63.3)
Equity	1,391.8	1,074.5
Equity and liabilities	SFr 2,376.7	SFr 1,593.0